RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS

There were no transaction balances with related parties as of December 31, 2020 and 2021.

There were no related party transactions for the years ended December 31, 2019, 2020 and 2021.